CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (Parenthetical)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 07, 2016 $ / shares	Dec. 06, 2016 $ / shares	Dec. 31, 2015 $ / shares
CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Share consolidation ratio			10
Par value per share	$ 0.004	$ 0.004	$ 0.004	$ 0.0004	$ 0.004